Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)	EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($)		Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2015		$ 45,719		$ 1,736	$ 17,620	$ (1,626)		$ 1,264	$ (14,110)		$ 1,304	$ 35,949	$ 42,137	$ 3,582
Profit		2,769										1,241	1,241	1,528
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(3,079)							(3,265)				(3,265)	186
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)							(7,099)				(7,099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837							8,837				8,837
Cash flow hedges		107							223				223	(116)
Re-measurements of post-employment benefits		(226)							(212)				(212)	(14)
Total comprehensive income		1,309							(1,516)			1,241	(275)	1,584
Issuance of restricted shares for SAB ordinary shares		36,772		9,528	27,244								36,772
Transfer to reserves	[1]			(9,528)	(27,244)	(8,953)	$ 45,726
Acquisitions through business combinations	[2]	6,201												6,201
Dividends		(8,480)	€ (6,947)								(92)	(7,041)	(7,133)	(1,347)
Treasury shares		50				174						(124)	50
Share-based payments		180						173					173	7
Scope and other changes	[3]	(327)				1,425						(1,812)	(386)	59
Ending balance at Dec. 31, 2016		81,425		1,736	17,620	(8,980)	45,726	1,437	(15,626)	[1]	1,212	28,214	71,339	10,086
Profit		9,183										7,996	7,996	1,187
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		1,174							1,053	[1]			1,053	121
Cash flow hedges		(96)							(158)	[1]			(158)	61
Re-measurements of post-employment benefits		(37)							(53)	[1]			(53)	16
Total comprehensive income		10,223							842	[1]		7,996	8,838	1,385
Dividends		(9,230)	(6,956)								(93)	(7,821)	(7,914)	(1,316)
Share-based payments		333						316					316	18
Purchase/(sale) of non-controlling interest		(2,401)												(2,401)
Scope and other changes		(132)										5	5	(137)
Ending balance at Dec. 31, 2017		80,220		1,736	17,620	(8,980)	45,726	1,753	(14,784)	[1]	1,119	28,394	72,585	7,635
Impact of adopting IFRSs 9 and 151		(46)										(4)	(4)	(42)
Beginning balance, as adjusted at Dec. 31, 2017		80,174		1,736	17,620	(8,980)	45,726	1,753	(14,784)	[1]	1,119	28,390	72,581	7,593
Profit		5,691										4,368	4,368	1,323
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(7,810)							(7,379)	[1]			(7,379)	(431)
Cash flow hedges		(52)							(92)	[1]			(92)	40
Re-measurements of post-employment benefits		99							98	[1]			98	1
Total comprehensive income		(2,073)							(7,373)	[1]		4,368	(3,005)	932
Dividends		(7,437)	€ (3,522)								(56)	(6,258)	(6,314)	(1,123)
Treasury shares	[1]					2,431					$ (1,063)	(1,368)
Share-based payments		290						284					284	6
Purchase/(sale) of non-controlling interest												429	429	(429)
Hyperinflation monetary adjustments		905										560	560	345
Scope and other changes		46										(48)	(48)	94
Ending balance at Dec. 31, 2018		$ 71,904		$ 1,736	$ 17,620	$ (6,549)	$ 45,726	$ 2,037	$ (22,157)	[1]		$ 26,074	$ 64,486	$ 7,418

[1]	See Note 23 Changes in equity and earnings per share.
[2]	See Note 6 Acquisitions and disposals.
[3]	During 2016, the company reclassified the results of treasury shares of 1452m US dollar to retained earnings.